Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Post-retirement	$ 27	$ 5	$ 4
Other	31	30	16
Other assets	$ 58	$ 35	$ 20